Above / Below Market Acquired Time Charters / Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Fair value of above market acquired time charter at acquisition	$ 22,149,258
Fair value of below market acquired time charter at acquisition	4,020,335
Amortization of above market acquired time charters	5,198,574	6,714,569	5,020,381
Amortization of below market acquired time charters	453,248	1,367,523	1,371,270
Amortization of other intangibles assets	5,801,664	6,403,384	4,184,861
OOCL Hong Kong and OOCL China
Property Plant And Equipment [Line Items]
Other intangible assets relating to attached manning agreements	3,169,014
Amortization of other intangibles assets	1,056,338	1,056,338	535,750
Other intangible assets amortization period	3 years
Other Intangible Assets
Property Plant And Equipment [Line Items]
Other intangible assets amortized in 2015	$ 520,588